Warrants (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			6 Months Ended		12 Months Ended
	Apr. 27, 2018	Nov. 13, 2017	Dec. 12, 2016	Jan. 16, 2018	Aug. 10, 2017	Aug. 17, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 20, 2016	Jun. 29, 2016	Jun. 13, 2016	May 03, 2016	Jan. 15, 2016
Warrants (Textual)
Warrants to purchase common stock				1,851,851					16,482,635
Interest rate per annum				8.00%
Fair value of warrants on the issuance							$ (208)	$ 377	$ 153	$ 42
Warrant [Member]
Warrants (Textual)
Warrants to purchase common stock															250,000
Price per share															$ 0.28
Fair value of warrants															$ 20
Warrant [Member] | Securities Purchase Agreement [Member]
Warrants (Textual)
Warrants to purchase common stock												89,286	803,572	892,857
Price per share												$ 0.28	$ 0.28	$ 0.28
Slipstream Communications, Llc [Member]
Warrants (Textual)
Warrants to purchase common stock		5,882,352			5,882,352
Fair value of warrants		$ 976			$ 1,240						$ 200
Maturity date		Aug. 17, 2019			Aug. 17, 2018
Term of warrant		5 years			5 years
Fair value of warrants on the issuance		$ 1,000		$ 1,000	$ 1,200
Slipstream Communications, Llc [Member] | Warrant [Member]
Warrants (Textual)
Warrants to purchase common stock		5,882,352			5,882,352	5,882,352
Price per share		$ 0.28			$ 0.28	$ 0.28
Loan And Security Agreement [Member] | Slipstream Communications, Llc [Member]
Warrants (Textual)
Warrants to purchase common stock	4,313,725		1,542,452	1,851,851		5,882,352
Price per share	$ 0.255		$ 0.28	$ 0.27		$ 0.28
Fair value of warrants	$ 543		$ 136	$ 266		$ 361
Revolving loan	$ 1,100			$ 1,000
Interest rate per annum	8.00%		8.00%	8.00%		8.00%
Maturity date	Jan. 16, 2019		Feb. 01, 2017	Jan. 16, 2019		Aug. 17, 2018
Term of warrant	5 years		5 years	5 years		5 years